Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

File No. 333-264468
June 10, 2022

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Templeton Holding Trust
Pre-Effective Amendment No. 1 to Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Templeton Holdings Trust (the “Trust”), and its series, Franklin Responsibly Sourced Gold ETF (the “Fund”), submitted herewith for filing via the EDGAR system is Pre-Effective Amendment No.1 to the Trust’s Registration Statement on Form S-1 (the “Amendment”) pursuant to Rule 415 under the Securities Act of 1933.  The Amendment is being filed on behalf of the Fund for the purposes of: (i) responding to a comment conveyed by the U.S. Securities and Exchange Commission with respect to the initial Registration Statement as filed on April 25, 2022 (SEC Accession No. 0001794202-22-000088); and (ii) making certain other changes.

Please direct questions or comments relating to this filing to me at (215) 564-8521 or, in my absence, to Miranda Sturgis, Esq. at (215) 564-8131.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

CC: Navid J. Tofigh
        Julie Sterner Patel
        Amy C. Fitzsimmons
        Miranda Sturgis

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